Commitment	12 Months Ended
Dec. 31, 2010
Commitment
Note 18 – Commitment

The Company leases facilities in Las Vegas, Nevada and Raleigh, North Carolina under non-cancelable operating leases, expiring in 2014 and 2011, respectively.  In addition, the Company has a month to month lease in San Francisco, California.  For the years ended December 31, 2010 and 2009, rent expense was $189,915 and $172,704, respectively and was recorded as part of general and administrative expenses within the statements of operations.

Future minimum payments at December 31, 2010 required under the operating leases are as follows:

Years ending December 31:

2011	$195,713
2012	177,323
2013	182,650
2014	188,128

Total	$743,814